INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Current and non-current income tax assets	$ 72	$ 70
Deferred tax assets	274	228
Deferred tax liabilities	36	115
Non-recognized losses	9,381	9,260
Right-of-use assets
Income taxes
Deferred tax liabilities		23
Lease liabilities
Income taxes
Deferred tax assets		146
Luxembourg
Income taxes
Non-recognized losses	6,776	6,431
Netherlands
Income taxes
Non-recognized losses	2,352	2,360
Russian, Algerian and Pakistan
Income taxes
Deferred tax liabilities	29	98
Foreign subsidiaries outside Netherlands
Income taxes
Undistributed earnings of VEON's foreign subsidiaries	6,105	7,404
Pakistan Mobile Communications Limited
Income taxes
Estimated financial effect of contingent liabilities	$ 193	$ 158